Lease Assets - Summary Of Right of Use Asset (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 30,394
Additions during the year		34,172
Amortization in the year	(5,685)	(3,778)
Ending balance	24,709	30,394
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	34,172
Additions during the year		34,172
Amortization in the year
Ending balance	34,172	34,172
Accumulated Amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(3,778)
Additions during the year
Amortization in the year	(5,685)	(3,778)
Ending balance	$ (9,463)	$ (3,778)